Subsequent Events (Details) - USD ($)										3 Months Ended		12 Months Ended
	May 10, 2023	Apr. 10, 2023	Mar. 10, 2023	Feb. 14, 2023	Feb. 10, 2023	Jan. 31, 2023	Dec. 09, 2022	Dec. 08, 2022	Jul. 01, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Feb. 28, 2023	Dec. 16, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Cumulative dividends										$ 12,600
Cash paid										$ 1,800
Purchase shares (in Shares)										8,208,682
Purchase price						$ 9,000,000
Rollover equity						8,200,000
Cash						800,000
Aggregate principal amount						$ 50,000,000
Interest rate						5.00%
Convertible promissory						$ 17,600,000				$ 50,000,000
Patent purchase price													$ 500,000
Royalty fee rate												10.60%	10.00%		14.00%
Tigo Energy, Inc [Member]
Subsequent Events (Details) [Line Items]
Payment made to non redeeming stockholders	$ 326,362
Share issue price by initial stockholders, on one month extension (in Dollars per share)					$ 0.05
Private placement units [Member]
Subsequent Events (Details) [Line Items]
Purchase shares (in Shares)										424,000
Roth CH Acquisition IV Co. [Member]
Subsequent Events (Details) [Line Items]
Purchase shares (in Shares)									53,374
Purchase price												$ 600,000,000
Royalty fee rate												100.00%
Payment made to non redeeming stockholders														$ 135,440
Principal amount of loan				$ 200,000
Roth CH Acquisition IV Co. [Member] | Tigo Energy, Inc [Member]
Subsequent Events (Details) [Line Items]
Payment made to non redeeming stockholders		$ 326,362	$ 1		$ 326,362
Share issue price by initial stockholders, on one month extension (in Dollars per share)	$ 0.05	$ 0.05	$ 0.05
Unsecured promissory note [Member]
Subsequent Events (Details) [Line Items]
Principal amount of loan				200,000
Subsequent Event [Member] | Roth CH Acquisition IV Co. [Member] | Tigo Energy, Inc [Member]
Subsequent Events (Details) [Line Items]
Payment made to non redeeming stockholders	$ 1	$ 163,181
Share issue price by initial stockholders, on one month extension (in Dollars per share)	$ 0.05	$ 0.05
Non Redemption Agreement [Member]
Subsequent Events (Details) [Line Items]
Payment made to non redeeming stockholders														135,440
Share issue price by initial stockholders, on one month extension (in Dollars per share)			$ 0.05		$ 0.05
Repaid loan				$ 200,000
Non Redemption Agreement [Member] | Tigo Energy, Inc [Member]
Subsequent Events (Details) [Line Items]
Share issue price by initial stockholders, on one month extension (in Dollars per share)					$ 0.05
Non Redemption Agreement [Member] | Roth CH Acquisition IV Co. [Member]
Subsequent Events (Details) [Line Items]
Payment made to non redeeming stockholders										$ 163,182		$ 135,440		$ 135,440
Share issue price by initial stockholders, on one month extension (in Dollars per share)							$ 0.05	$ 0.05
Non Redemption Agreement [Member] | Roth CH Acquisition IV Co. [Member] | Tigo Energy, Inc [Member]
Subsequent Events (Details) [Line Items]
Payment made to non redeeming stockholders			$ 1		$ 163,181
Share issue price by initial stockholders, on one month extension (in Dollars per share)			$ 1
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Purchase shares (in Shares)										1,645,000
Tigo Energy, Inc [Member] | Non Redemption Agreement [Member]
Subsequent Events (Details) [Line Items]
Payment made to non redeeming stockholders			$ 163,182		$ 163,182